Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31, 2022	December 31, 2021
Deferred tax asset
Start-up costs	$187,396	$29,691
Net operating loss	—	21,704
Total deferred tax asset	187,396	50,765
Valuation allowance	(187,396)	(50,765)
Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision consists of the following:
	For the year ended December 31, 2022	From March 5, 2021 (inception) through December 31, 2021
Federal
Current	$290,342	$—
Less:
Loss carryforward
Deferred	(136,631)	(50,765)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	136,631	50,765
Income tax provision	$290,342	$—

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21%	21%
Transaction costs associated with the Initial Public Offering	6%	(1)%
Change in valuation allowance	3%	(3)%
Change in fair value of warrant liabilities and forward purchase agreement	(23)%	(17)%
Income tax provision	7%	0%